Equity reserves and long-term incentive plan awards - disclosure of amount and movement in restricted share units (Details) - Restricted Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Balance, beginning of year	2,421,200	2,243,255
Granted	271,400	2,371,700
Settled in Cash	937,624	844,361
Cancelled/Forfeited	(570,382)	(1,349,394)
Balance, end of year	1,184,594	2,421,200